Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2023
T21-NPRT3-0623
1.9880056.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	49,144	868,374
Iridium Communications, Inc.	9,298	590,144
		1,458,518
Entertainment - 1.8%
Activision Blizzard, Inc.	9,237	717,807
Liberty Media Corp. Liberty Formula One Series C (a)	8,684	626,898
Netflix, Inc. (a)	2,879	949,868
		2,294,573
Interactive Media & Services - 3.5%
Alphabet, Inc. Class A (a)	40,922	4,392,567
Media - 0.5%
Omnicom Group, Inc.	6,505	589,158
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	5,556	799,508
TOTAL COMMUNICATION SERVICES		9,534,324
CONSUMER DISCRETIONARY - 10.1%
Distributors - 0.8%
Genuine Parts Co.	6,042	1,016,929
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	5,954	1,760,896
Starbucks Corp.	12,394	1,416,510
		3,177,406
Specialty Retail - 6.8%
AutoZone, Inc. (a)	451	1,201,153
Murphy U.S.A., Inc.	3,728	1,026,057
O'Reilly Automotive, Inc. (a)	1,385	1,270,474
Ross Stores, Inc.	9,329	995,684
The Home Depot, Inc.	6,060	1,821,272
TJX Companies, Inc.	15,566	1,226,912
Ulta Beauty, Inc. (a)	1,997	1,101,206
		8,642,758
TOTAL CONSUMER DISCRETIONARY		12,837,093
CONSUMER STAPLES - 7.3%
Beverages - 2.9%
Monster Beverage Corp.	14,175	793,800
PepsiCo, Inc.	7,921	1,512,040
The Coca-Cola Co.	22,357	1,434,202
		3,740,042
Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp.	4,845	1,072,974
Walmart, Inc.	8,679	1,310,269
		2,383,243
Food Products - 2.5%
Archer Daniels Midland Co.	9,070	708,186
General Mills, Inc.	9,829	871,144
Lamb Weston Holdings, Inc.	6,668	745,549
The Hershey Co.	3,039	829,829
		3,154,708
TOTAL CONSUMER STAPLES		9,277,993
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	7,147	1,204,841
ConocoPhillips Co.	6,234	641,416
Exxon Mobil Corp.	15,353	1,816,874
Hess Corp.	2,708	392,822
Marathon Petroleum Corp.	3,603	439,566
Occidental Petroleum Corp. (b)	6,368	391,823
PBF Energy, Inc. Class A	6,709	233,876
Texas Pacific Land Corp. (b)	151	223,125
Valero Energy Corp.	3,130	358,917
		5,703,260
FINANCIALS - 14.3%
Banks - 2.0%
First Horizon National Corp.	30,132	528,817
JPMorgan Chase & Co.	14,369	1,986,371
		2,515,188
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	2,977	1,022,421
LPL Financial	3,383	706,506
		1,728,927
Financial Services - 5.0%
Berkshire Hathaway, Inc. Class B (a)	7,972	2,619,201
Fiserv, Inc. (a)	12,064	1,473,256
Visa, Inc. Class A	9,900	2,304,027
		6,396,484
Insurance - 6.0%
AFLAC, Inc.	11,996	837,921
Aon PLC	2,833	921,235
Arthur J. Gallagher & Co.	4,279	890,289
Chubb Ltd.	4,661	939,471
Erie Indemnity Co. Class A	2,962	643,731
Marsh & McLennan Companies, Inc.	5,583	1,006,001
Progressive Corp.	7,064	963,530
Reinsurance Group of America, Inc.	5,009	712,881
Unum Group	17,759	749,430
		7,664,489
TOTAL FINANCIALS		18,305,088
HEALTH CARE - 14.0%
Biotechnology - 4.2%
AbbVie, Inc.	11,398	1,722,466
Amgen, Inc.	5,093	1,220,996
Gilead Sciences, Inc.	14,275	1,173,548
Vertex Pharmaceuticals, Inc. (a)	3,573	1,217,428
		5,334,438
Health Care Providers & Services - 4.1%
Cardinal Health, Inc.	11,816	970,094
Cigna Group	3,750	949,838
McKesson Corp.	2,737	996,925
UnitedHealth Group, Inc.	4,746	2,335,459
		5,252,316
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	18,261	1,219,287
Eli Lilly & Co.	5,038	1,994,343
Johnson & Johnson	13,360	2,187,032
Merck & Co., Inc.	16,145	1,864,263
		7,264,925
TOTAL HEALTH CARE		17,851,679
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	2,997	654,365
Lockheed Martin Corp.	1,896	880,597
Northrop Grumman Corp.	1,658	764,786
Raytheon Technologies Corp.	10,113	1,010,289
		3,310,037
Commercial Services & Supplies - 1.1%
Cintas Corp.	1,461	665,880
Waste Management, Inc.	4,699	780,269
		1,446,149
Construction & Engineering - 1.3%
Quanta Services, Inc.	3,935	667,533
Valmont Industries, Inc.	1,703	494,824
Willscot Mobile Mini Holdings (a)	11,822	536,719
		1,699,076
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	2,400	646,368
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	4,681	935,451
Machinery - 1.3%
Caterpillar, Inc.	3,808	833,190
Deere & Co.	2,171	820,681
		1,653,871
Professional Services - 2.9%
Automatic Data Processing, Inc.	6,039	1,328,580
Booz Allen Hamilton Holding Corp. Class A	5,951	569,630
CoStar Group, Inc. (a)	7,891	607,212
ExlService Holdings, Inc. (a)	6,350	1,132,713
		3,638,135
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	925	643,402
TOTAL INDUSTRIALS		13,972,489
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 1.1%
Motorola Solutions, Inc.	4,756	1,385,898
IT Services - 1.9%
Gartner, Inc. (a)	3,354	1,014,451
IBM Corp.	10,797	1,364,849
		2,379,300
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	7,663	1,378,420
Enphase Energy, Inc. (a)	5,180	850,556
First Solar, Inc. (a)	6,724	1,227,668
onsemi (a)	14,538	1,046,154
		4,502,798
Software - 9.0%
Cadence Design Systems, Inc. (a)	6,585	1,379,228
Microsoft Corp.	27,747	8,525,543
Oracle Corp.	16,974	1,607,777
		11,512,548
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	54,632	9,269,956
TOTAL INFORMATION TECHNOLOGY		29,050,500
MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	1,417	417,108
Albemarle Corp.	1,098	203,635
CF Industries Holdings, Inc.	3,098	221,755
Corteva, Inc.	5,663	346,123
Linde PLC	2,203	813,898
RPM International, Inc.	2,688	220,497
		2,223,016
Metals & Mining - 1.0%
ATI, Inc. (a)	5,833	225,270
Commercial Metals Co.	4,129	192,783
Nucor Corp.	2,006	297,249
Reliance Steel & Aluminum Co.	1,082	268,120
Steel Dynamics, Inc.	2,202	228,898
		1,212,320
TOTAL MATERIALS		3,435,336
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Agree Realty Corp.	2,984	202,882
American Tower Corp.	2,366	483,587
Equinix, Inc.	562	406,933
Gaming & Leisure Properties	4,573	237,796
Host Hotels & Resorts, Inc.	12,770	206,491
Iron Mountain, Inc.	4,488	247,917
National Retail Properties, Inc.	4,810	209,235
Prologis (REIT), Inc.	4,431	554,983
Realty Income Corp.	4,967	312,126
Simon Property Group, Inc.	2,571	291,346
VICI Properties, Inc.	8,902	302,134
WP Carey, Inc.	3,058	226,904
		3,682,334
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	4,109	379,754
Constellation Energy Corp.	3,784	292,882
NextEra Energy, Inc.	9,407	720,858
PG&E Corp. (a)	20,102	343,945
Southern Co.	6,871	505,362
		2,242,801
Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc. (b)	2,670	229,113
The AES Corp.	10,956	259,219
		488,332
Multi-Utilities - 0.6%
Consolidated Edison, Inc.	3,589	353,409
Sempra Energy	2,453	381,417
		734,826
TOTAL UTILITIES		3,465,959
TOTAL COMMON STOCKS (Cost $120,011,755)		127,116,055

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	271,956	272,010
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	559,069	559,125
TOTAL MONEY MARKET FUNDS (Cost $831,135)		831,135

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $120,842,890)	127,947,190
NET OTHER ASSETS (LIABILITIES) - (0.4)% (e)	(454,554)
NET ASSETS - 100.0%	127,492,636

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	17	Jun 2023	356,023	19,896	19,896

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $19,040 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	180,280	2,806,477	2,714,747	6,907	-	-	272,010	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	1,004,850	6,176,873	6,622,598	1,220	-	-	559,125	0.0%
Total	1,185,130	8,983,350	9,337,345	8,127	-	-	831,135

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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